SSGA FUNDS

SUPPLEMENT DATED AUGUST 8, 2018

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”)

DATED DECEMBER 19, 2017

SSGA DYNAMIC SMALL CAP FUND

Class N (SVSCX)

SSGA S&P 500 INDEX FUND

Class N (SVSPX)

SSGA INTERNATIONAL STOCK SELECTION FUND

Class N (SSAIX)

(each a “Fund” and collectively the “Funds”)

The name of each Fund is changing as follows. Effective on or about October 12, 2018:

1. SSGA Dynamic Small Cap Fund is being renamed State Street Dynamic Small Cap Fund and all references to SSGA Dynamic Small Cap Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street Dynamic Small Cap Fund;

2. SSGA S&P 500 Index Fund is being renamed State Street S&P 500 Index Fund and all references to SSGA S&P 500 Index Fund in the Summary Prospectus, Prospectus and SAI are replaced with State Street S&P 500 Index Fund; and

3. SSGA International Stock Selection Fund is being renamed State Street International Stock Selection Fund and all references to SSGA International Stock Selection Fund in the Summary Prospectus, Prospectus and the SAI are replaced with State Street International Stock Selection Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPSSISSF2018